Jul. 21, 2022
Virtus Global Sustainability Fund
Virtus Global Sustainability Fund

Virtus Global Sustainability Fund,
a series of Virtus Strategy Trust

Supplement dated July 21, 2022 to the Summary Prospectus and
Statutory Prospectus for Virtus Strategy Trust dated January 28, 2022, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Strategy Trust (the “Trust”), for the Virtus Global Sustainability Fund (the “Fund”) will be effective July 25, 2022.

◾	NFJ Investment Group, LLC (“NFJ”), an affiliate of Virtus Investment Advisers, Inc., will manage the Fund as subadviser.

◾	R. Burns McKinney, CFA, John R. Mowrey, CFA, Thomas W. Oliver, CFA, CPA, Jeff N. Reed, CFA and J. Garth Reilly will be added as portfolio managers of the Fund.

◾	Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund and, accordingly, all references to AllianzGI U.S. as subadviser of the Fund and all references to Robbie Miles, CFA and Gunnar Miller as portfolio managers of the Fund will be removed from the prospectuses.

◾	The Fund will be renamed the Virtus NFJ Global Sustainability Fund.

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

The disclosure in footnote 2 under the table in “Fees and Expenses” will be replaced with the following:

(2)	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers, Inc. (“VIA”) to waive its management fee and/or reimburse the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 0.94% for Class As hares, 0.69% for Institutional Class shares and 0.79% for Class P shares through September 20, 2023. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement also permits recoupment by a former adviser of amounts waived or reimbursed by it within the three preceding years under an expense limitation arrangement in effect before VIA became adviser to the fund. The Expense Limitation Agreement is terminable by mutual agreement of the parties.

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus will be replaced with the following:

The fund seeks to achieve its investment objective by creating a portfolio of global equities with a focus on companies that the portfolio managers believe exhibit strong records with respect to environmental, social, and corporate governance (“ESG”) factors. The fund normally invests primarily in equity securities of both U.S. and non-U.S. companies, including emerging market securities. Under normal market conditions, the fund will invest at least 40% of its assets in non-U.S. securities. Notwithstanding the previous sentence, if the weighting of non-U.S. securities in the Dow Jones Sustainability World Index (the “Index”) drops below 45%, the fund may invest a lower amount in non-U.S. securities, which will normally be such that the minimum level for non-U.S. securities will be 5% below the weighting of non-U.S. securities in the Index as of the most recently published month-end composition. As of September 30, 2021, the capitalization weighting of non-U.S. securities in the Index was approximately 57.66%. The fund is not managed with reference to the Index, and its primary performance benchmark is the MSCI ACWI. The portfolio managers intend to diversify the fund’s investments across geographic regions and economic sectors. The fund intends, but is not required, to hold stocks that are not included in the benchmark index. The fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The fund may achieve its exposure to non-U.S. securities either directly or through depository receipts such as Global Depositary Receipts (GDRs).

The portfolio managers begin with an investment universe comprised of more than 5,000 equity securities and assess individual securities using a disciplined investment process that integrates a focus on the ESG records of the issuers of such securities with proprietary fundamental, company- specific research and quantitative analysis. The portfolio managers utilize a sector analysis to screen out issuers based on revenue from sectors such as tobacco, thermal coal, alcohol, gambling and weapons.

The portfolio managers use a proprietary ESG model scoring to evaluate and rate the securities in the investment universe. The portfolio managers believe that there are long-term benefits in an investment philosophy that attaches material weight to certain issues that receive less attention from traditional investment analysis, such as the environment, workplace relations, human rights, community relations, product safety and impact, and corporate governance and business ethics. The portfolio managers also believe that investing in companies with strong records for managing ESG risks can generate long-term competitive financial returns and positive societal impact and that companies that do not exhibit strong records with respect to ESG factors may be at a greater long-term risk of negative economic consequences. With respect to ESG factors, the portfolio managers will aim to invest the majority of the fund’s portfolio in stocks that they rate as best-in-class (i.e., NFJ ESG rated AAA, AA or A) and avoid stocks rated worst-in-class (i.e., NFJ rated B and CCC), although the portfolio managers maintain discretion to invest from time to time in companies with minimum ESG scores and to exclude companies with high ESG scores from the fund’s portfolio.

The portfolio managers then analyze specific companies for possible investment through a disciplined, fundamental, bottom up-research process and quantitative analysis. In identifying potential investments, the portfolio managers ordinarily look for companies that exhibit some or all of the following characteristics: a strong record with respect to ESG factors; a demonstrated record of ESG risk management; long-term competitive advantage; a strong balance sheet; high barriers to entry in the company’s industry or area of business; and a strong record of capital discipline. The portfolio managers then seek to identify attractively-valued quality companies that exhibit growth characteristics. The portfolio managers construct the fund’s portfolio with the expectation that stock-specific risk will drive the fund’s returns over a complete market cycle and may reallocate the portfolio’s holdings in attempting to mitigate other risk factors, such as currency risk, country/regional risk, investment style risk, and sector risk, among others. Under normal circumstances, the portfolio managers typically select approximately 40 to 60 stocks for the fund.

Investors should retain this supplement with the Prospectuses for future reference.